Property, plant and equipment - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposition of assets	CAD 74,000,000	CAD 33,000,000
Transaction costs related to advisory fees		CAD 9,000,000
Impairment reversal	CAD 0